Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]
Property, Plant and Equipment [Abstract]
Impairment loss				$ 3,682,789
Property, plant and equipment pledged amount

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.